Labor and social obligations (Details 3) - Share options [member] - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 01, 2023	Oct. 01, 2023	Aug. 01, 2023	Apr. 17, 2023	Feb. 13, 2023
IfrsStatementLineItems [Line Items]
Strike price at the measurement date	R$ 60	R$ 59	R$ 59	R$ 57	R$ 56
Expected volatility	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate					13.00%
Share price at the measurement date	R$ 100.97	R$ 79.12	R$ 76.45	R$ 62.51	R$ 70.69
Model used	Binomial	Binomial	Binomial	Binomial	Binomial
Weighted average fair value at the measurement date	R$ 54.25	R$ 38.67	R$ 37.04	R$ 32.04	R$ 29.54
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	34.00%	44.00%	47.00%	48.00%	46.00%
Risk-free interest rate	10.00%	11.00%	10.00%	11.00%
Expected life of stock options	1 year	1 year	1 year	1 year	1 year
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	56.00%	56.00%	56.00%	55.00%	56.00%
Risk-free interest rate	11.00%	12.00%	12.00%	13.00%
Expected life of stock options	5 years	5 years	5 years	5 years	5 years